Repurchase Agreements (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Disclosure of Repurchase Agreements [Abstract]
Schedule of Repurchase Agreements
The following table presents the Company’s repurchase agreements accounted for as secured borrowings:

Remaining Contractual Maturity of the Agreement
(In thousands)

June 30, 2018	Overnight and Continuous	Up to 30 Days	30-90 Days	Greater than 90 Days	Total

Repurchase Agreements
U.S. government agencies	$12,346	$—	$—	$—	$12,346

Total	$12,346	$—	$—	$—	$12,346

December 31, 2017	Overnight and Continuous	Up to 30 Days	30-90 Days	Greater than 90 Days	Total

Repurchase Agreements
U.S. government agencies	$11,085	$—	$—	$—	$11,085

Total	$11,085	$—	$—	$—	$11,085

The following table presents the Company’s repurchase agreements accounted for as secured borrowings:

Remaining Contractual Maturity of the Agreement

(In thousands)
December 31, 2017	Overnight and Continuous	Up to 30 Days	30-90 Days	Greater than 90 Days	Total

Repurchase Agreements
U.S government agencies	$10,022	$––	$––	$––	$10,022
Total	$10,022	$––	$––	$––	$10,022

(In thousands)
December 31, 2016	Overnight and Continuous	Up to 30 Days	30-90 Days	Greater than 90 Days	Total

Repurchase Agreements
U.S. government agencies	$9,393	––	––	––	9,393

Total	$9,393	$––	$––	$––	$9,393